Related parties - Key Management Personnel and Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Key management salaries	$ 2,831,000	$ 2,915,000	$ 3,102,000
Share-based awards	222,000	1,157,000	720,000
All other compensation	3,345,000	2,396,000	2,599,000
Key management personnel compensation	6,398,000	6,468,000	6,421,000
Share-based awards, included in production cost	0	110,000	104,000
Key management personnel, bonuses provided	2,346,000	818,000	647,000
Key management personnel, package payout	638,000	1,169,000	1,588,000
SR Curtis
Related parties
Key management personnel, related party consulting, monthly fee	12,500
Key management personnel, related party, consulting fee	150,000	$ 150,000	$ 150,000
Mr. Goodburn
Related parties
Key management personnel, related party, consulting fee	$ 120,000